Provision for Pension and Post-retirement Benefits	12 Months Ended
Dec. 31, 2019
Disclosure of employee benefits [Abstract]
Provision for Pension and Post-retirement Benefits
PROVISION FOR PENSION AND POST-RETIREMENT BENEFITS

	US Dollars
Figures in millions	2019	2018	2017

Defined benefit plans
The retirement schemes consist of the following:
Post-retirement medical scheme for AngloGold Ashanti's South African employees	93	93	114
Other defined benefit plans	7	7	8
Sub-total	100	100	122

28    PROVISION FOR PENSION AND POST-RETIREMENT BENEFITS (continued)

Figures in millions	2019	2018	2017
	US Dollars
Post-retirement medical scheme for AngloGold Ashanti's South African employees
The provision for post-retirement medical funding represents the provision for health care benefits for employees and retired employees and their registered dependants.
The post-retirement benefit costs are assessed in accordance with the advice of independent professionally qualified actuaries. The actuarial method used is the projected unit credit funding method. This scheme is unfunded. The last valuation was performed as at 31 December 2019.

Information with respect to the defined benefit liability is as follows:
Benefit obligation
Balance at beginning of year	93	115	109
Interest cost	8	9	10
Benefits paid	(8)	(10)	(9)
Actuarial (gain) loss	(2)	(5)	(8)
Translation	2	(16)	13
Balance at end of year	93	93	115
Less: transfer to non-current assets and liabilities held for sale	—	—	(1)
Net amount recognised	93	93	114

Components of net periodic benefit cost
Interest cost	8	9	10
Net periodic benefit cost	8	9	10
Assumptions
Assumptions used to determine benefit obligations at the end of the year are as follows:
Discount rate	9.15%	9.57%	9.29%
Expected increase in health care costs	7.25%	7.35%	7.75%

Assumed health care cost trend rates at 31 December:
Health care cost trend assumed for next year	7.25%	7.35%	7.75%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	7.25%	7.35%	7.75%

Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A 1% point change in assumed health care cost trend rates would have the following effect:
Effect on total service and interest cost – 1% point increase	1	1	1
Effect on post-retirement benefit obligation – 1% point increase	7	7	10
Effect on total service and interest cost – 1% point decrease	(1)	(1)	(1)
Effect on post-retirement benefit obligation – 1% point decrease	(6)	(7)	(8)

Cash flows
Contributions
AngloGold Ashanti Limited expects to contribute $9m to the post-retirement medical plan in 2020.

Estimated future benefit payments
The following medical benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:
2020	9
2021	9
2022	9
2023	9
2024	10
Thereafter	47